Financial information, Reconciliation from Investment in Unquoted Equity Instruments (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Reconciliation of the movement FVOCI [Abstract]
Opening balance	$ 23,069
Closing balance	23,069	$ 23,069
Level 3 [member] | FVOCI [Member]
Reconciliation of the movement FVOCI [Abstract]
Opening balance	23,069	23,953
Acquisition of equity investments at FVOCI	0	862
Equity investments at FVOCI - net change in fair value	0	1,186
Disposal of other investments	0	(2,932)
Closing balance	$ 23,069	$ 23,069